Note 12 - Other Accrued Liabilities - Conditional Advances (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020
2021	6
2022	209
2023	209
2024 and thereafter	646
Total	€ 1,071	€ 1,039